Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash, cash equivalents and restricted cash	$ 184,120,894	$ 501,166,136	$ 139,147,085
Recoverable taxes	52,832,645	33,864,821	30,088,473
Operating lease receivables- Net	4,681,020	10,100,832	7,690,195
Prepaid expenses and other current assets	2,119,545	21,299,392	25,308,351
Total current assets	243,754,104	566,431,181	202,234,104
Non-current assets:
Investment properties	3,696,768,269	3,212,164,164	2,738,465,276
Office furniture – Net	2,386,285	2,541,990	1,437,981
Right-of-use asset – Net	533,792	834,199	1,417,945
Security deposits paid, restricted cash and others	14,504,984	10,244,759	9,601,094
Total non-current assets	3,714,193,330	3,225,785,112	2,750,922,296
Total assets	3,957,947,434	3,792,216,293	2,953,156,400
Current liabilities:
Current portion of long-term debt	49,856,047	69,613,002	4,627,154
Lease liabilities - short term	408,373	607,481	606,281
Accrued interest	2,911,864	3,148,767	3,847,752
Accounts payable	14,194,300	13,188,966	16,628,788
Income tax payable	646,812	38,773,726	14,824,658
Accrued expenses and taxes	6,637,354	7,078,988	5,154,626
Dividends payable	16,171,622	15,155,311	14,358,194
Total current liabilities	90,826,372	147,566,241	60,047,453
Non-current liabilities:
Long-term debt	797,194,627	845,573,752	925,872,432
Lease liabilities - long term	149,743	290,170	897,658
Security deposits received	27,409,380	25,680,958	18,333,119
Long-term payable	0	7,706,450	7,889,937
Employee benefits	2,240,425	1,519,790	348,280
Deferred income taxes	442,842,704	276,910,507	299,979,693
Total non-current liabilities	1,269,836,879	1,157,681,627	1,253,321,119
Total liabilities	1,360,663,251	1,305,247,868	1,313,368,572
Litigation and other contingencies
Stockholders’ equity:
Capital stock	585,487,257	591,600,113	480,623,919
Additional paid-in capital	905,722,252	934,944,456	460,677,234
Retained earnings	1,148,396,077	989,736,218	733,405,749
Share-based payments reserve	3,884,108	3,732,350	5,984,051
Foreign currency translation reserve	(46,205,511)	(33,044,712)	(40,903,125)
Total stockholders’ equity	2,597,284,183	2,486,968,425	1,639,787,828
Total liabilities and stockholders’ equity	$ 3,957,947,434	$ 3,792,216,293	$ 2,953,156,400